LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”)	607	802	115
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	99	94	14
Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	395
Less:
Impairment	—	(1,320)	(190)
Total	3,456	2,326	334